Intangible assets -Summary of Sensitivity Analysis of Significant Actuarial Assumption (Details)	Dec. 31, 2021	Dec. 31, 2020
Networks [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	7.50%	8.00%
Digital Services [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	8.00%	8.00%
Managed Services [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	8.00%	8.00%
Cradlepoint [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	10.00%
iconectiv [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	9.00%	8.00%
Emodo [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	12.00%	12.00%
Red Bee Media [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	9.50%	8.00%